Note 14 - Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2024	2023
Flat-Roll Segment:
Company Owned Flat-Roll Products	$467,510	$482,890
Processing or Storage of Customer Owned Coil	5,264	2,751
	$472,774	$485,641
Tubular Segment:
Manufactured Pipe	$43,477	$61,901
	$43,477	$61,901